Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expenses /(benefit)	$ (38)	$ 71	$ 289
Deferred income tax benefit	(2,214)	(2,540)	(4,034)
Income tax benefit	$ (2,252)	$ (2,469)	$ (3,745)